Supplemental Condensed Consolidating Financial Information	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	514	-	997	(37)	1,474

Product sales	477	-	986	-	1,463
Interest, dividends and other	37	-	11	(37)	11

Costs and expenses	410	21	740	(4)	1,167

Production costs	266	-	569	-	835
Exploration costs	2	1	74	-	77
Related party transactions	(3)	-	(1)	-	(4)
General and administrative expenses/(recoveries)	65	(8)	19	(8)	68
Royalties paid	7	-	30	-	37
Market development costs	-	-	1	-	1
Depreciation, depletion and amortization	67	-	139	-	206
Interest expense	3	27	30	-	60
Accretion expense	3	-	8	-	11
Employment severance costs	2	-	4	-	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	1	22	4	25
Non-hedge derivative gain and movement on bonds	-	-	(155)	-	(155)

Income/(loss) before income tax provision	104	(21)	257	(33)	307
Taxation expense	(26)	(1)	(59)	-	(86)
Equity income/(loss) in associates	6	(7)	-	-	(1)
Equity income/(loss) in subsidiaries	137	23	-	(160)	-
Income/(loss)	221	(6)	198	(193)	220
Preferred stock dividends	(9)	-	(9)	18	-
Net income/(loss)	212	(6)	189	(175)	220
Less: Net income attributable to noncontrolling interests	-	-	(8)	-	(8)

Net income/(loss) - attributable to AngloGold Ashanti	212	(6)	181	(175)	212

Comprehensive income	51	(7)	193	(178)	59
Comprehensive income attributable to noncontrolling interests	-	-	(8)	-	(8)
Comprehensive income attributable to AngloGold Ashanti	51	(7)	185	(178)	51

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	554	1	1,201	(36)	1,720

Product sales	524	-	1,182	-	1,706
Interest, dividends and other	30	1	19	(36)	14

Costs and expenses	437	25	644	(38)	1,068

Production costs	281	-	504	-	785
Exploration costs	8	2	65	-	75
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	50	(3)	15	8	70
Royalties paid	12	-	36	-	48
Market development costs	-	-	1	-	1
Depreciation, depletion and amortization	80	-	109	-	189
Interest expense	1	17	26	-	44
Accretion expense	3	-	5	-	8
Employment severance costs	2	-	1	-	3
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	9	6	(46)	(27)
Non-hedge derivative gain and movement on bonds	-	-	(124)	-	(124)

Income/(loss) before income tax provision	117	(24)	557	2	652
Taxation expense	(38)	(1)	(226)	-	(265)
Equity income in associates	5	5	-	-	10
Equity income/(loss) in subsidiaries	310	185	-	(495)	-
Income/(loss)	394	165	331	(493)	397
Preferred stock dividends	(10)	-	(10)	20	-
Net income/(loss)	384	165	321	(473)	397
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	384	165	308	(473)	384

Comprehensive income	486	171	333	(489)	501
Comprehensive income attributable to noncontrolling interests	-	-	(15)	-	(15)
Comprehensive income attributable to AngloGold Ashanti	486	171	318	(489)	486

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT MARCH 31, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,703	3,136	3,806	(6,138)	2,507
Cash and cash equivalents	36	356	288	-	680
Restricted cash	1	-	33	-	34
Receivables, inter-group balances and other current assets	1,666	2,780	3,485	(6,138)	1,793
Property, plant and equipment, net	1,905	-	5,271	-	7,176
Acquired properties, net	128	-	605	-	733
Goodwill	-	-	196	(3)	193
Other intangibles, net	55	-	64	-	119
Other long-term inventory	-	-	190	-	190
Materials on the leach pad	-	-	472	-	472
Other long-term assets and deferred taxation assets	5,010	4,681	1,222	(9,428)	1,485

Total assets	8,801	7,817	11,826	(15,569)	12,875

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,066	1,624	4,605	(6,585)	1,710
Other non-current liabilities	48	-	297	(15)	330
Long-term debt	28	1,740	1,102	-	2,870
Derivatives	-	-	1	-	1
Deferred taxation liabilities	486	-	635	2	1,123
Provision for environmental rehabilitation	130	-	605	-	735
Other accrued liabilities	-	-	29	-	29
Provision for pension and other post-retirement medical benefits	181	-	13	-	194
Commitments and contingencies	-	-	-	-	-
Equity	5,862	4,453	4,539	(8,971)	5,883
Stock issued	13	5,076	935	(6,011)	13
Additional paid in capital	8,814	573	220	(793)	8,814
Accumulated (deficit)/profit	(1,912)	(1,195)	(1,102)	2,297	(1,912)
Accumulated other comprehensive income and reserves	(1,053)	(1)	4,465	(4,464)	(1,053)
Total AngloGold Ashanti stockholders' equity	5,862	4,453	4,518	(8,971)	5,862
Noncontrolling interests	-	-	21	-	21

Total liabilities and equity	8,801	7,817	11,826	(15,569)	12,875

Condensed consolidating balance sheets
AT DECEMBER 31, 2012
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399

Total assets	8,293	7,634	11,551	(14,376)	13,102

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated (deficit)/profit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2013
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	113	(198)	395	(18)	292
Net income/(loss)	212	(6)	189	(175)	220
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1)	1	26	4	30
Depreciation, depletion and amortization	67	-	139	-	206
Deferred taxation	13	-	2	-	15
Other non cash items	(223)	(16)	(50)	153	(136)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(1)	-	4	-	3

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	93	(182)	89	-	-
Receivables	6	-	10	-	16
Inventories	13	-	(35)	-	(22)
Accounts payable and other current liabilities	(66)	5	21	-	(40)

Net cash used in investing activities	(97)	(134)	(283)	-	(514)
Acquisition of assets
Increase in non-current investments	-	(134)	(48)	-	(182)
Additions to property, plant and equipment	(96)	-	(252)	-	(348)
Interest capitalized and paid	-	-	(4)	-	(4)
Expenditure on intangible assets	(7)	-	(6)	-	(13)
Proceeds on sale of investments	-	-	27	-	27
Proceeds on disposal of subsidiary	1	-	-	-	1
Proceeds on disposal of associates and equity accounted joint ventures	5	-	-	-	5

Net cash (used)/generated by financing activities	(71)	152	(79)	18	20
Repayments of debt	(91)	-	(4)	-	(95)
Issuance of stock	15	50	(65)	-	-
Proceeds from debt	35	-	111	-	146
Debt issue costs	-	(5)	-	-	(5)
Dividends (paid)/received	(30)	107	(121)	18	(26)

Net (decrease)/increase in cash and cash equivalents	(55)	(180)	33	-	(202)
Effect of exchange rate changes on cash	(7)	(1)	(2)	-	(10)
Cash and cash equivalents – January 1,	98	537	257	-	892
Cash and cash equivalents – March 31,	36	356	288	-	680

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	108	(38)	526	(20)	576
Net income/(loss)	384	165	321	(473)	397
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	9	24	(46)	(8)
Depreciation, depletion and amortization	80	-	109	-	189
Deferred taxation	5	-	97	-	102
Other non cash items	(404)	(190)	(3)	499	(98)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	20	-	2	-	22

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	39	(35)	(4)	-	-
Receivables	(18)	(1)	(37)	-	(56)
Inventories	(8)	-	(15)	-	(23)
Accounts payable and other current liabilities	5	14	32	-	51

Net cash used in investing activities	(108)	(21)	(252)	-	(381)
Increase in non-current investments	-	(41)	(43)	-	(84)
Net associates and equity accounted joint ventures loans advanced	-	-	(15)	-	(15)
Additions to property, plant and equipment	(103)	-	(209)	-	(312)
Interest capitalized and paid	-	-	(2)	-	(2)
Expenditure on intangible assets	(5)	-	(2)	-	(7)
Proceeds on sale of mining assets	-	-	1	-	1
Proceeds on sale of investments	-	-	36	-	36
Proceeds on disposal of associates and equity accounted joint ventures	-	20	-	-	20
Change in restricted cash	-	-	(18)	-	(18)

Net cash (used)/generated by financing activities	(111)	122	(144)	20	(113)
Repayments of debt	-	-	(4)	-	(4)
Issuance of stock	-	77	(77)	-	-
Debt issue costs	-	-	(8)	-	(8)
Dividends (paid)/received	(111)	45	(55)	20	(101)

Net (decrease)/increase in cash and cash equivalents	(111)	63	130	-	82
Effect of exchange rate changes on cash	18	-	4	-	22
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – March 31,	295	521	400	-	1,216